Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Technology Portfolio	Apr. 29, 2023
Select Technology Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(36.87%)
Past 5 years	11.67%
Past 10 years	16.39%
Select Technology Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(37.31%)
Past 5 years	8.45%
Past 10 years	13.32%
Select Technology Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(21.34%)
Past 5 years	8.90%
Past 10 years	12.82%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1525
Average Annual Return:
Past 1 year	(29.58%)
Past 5 years	14.84%
Past 10 years	17.65%